Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of allocation of plan assets
Actual asset allocation

		Actual plan asset allocation
	Policy	2024	2023
Cash and short-term investments	2%	1%	2%
Bonds and mortgages	41%	47%	41%
Emerging market debt	2%	2%	2%
Private debt	3%	5%	6%
Equities	27%	30%	25%
Real estate	4%	3%	3%
Resource and royalties	5%	7%	7%
Infrastructure	4%	4%	4%
Specialty portfolio	2%	2%	2%
Absolute return	12%	15%	14%
Investment-related liabilities	(2%)	(16%)	(6%)
Total	100%	100%	100%

Fair value of plan assets by class
Fair value of plan assets by asset class

	Fair value measurements at December 31, 2024
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$186	$61	$125	$—	$—
Bonds (2)
Canada, U.S. and supranational	78	—	78	—	—
Provinces of Canada and municipalities	6,336	—	6,336	—	—
Corporate	2,286	—	2,286	—	—
Emerging market debt (3)	380	—	380	—	—
Private debt (5)	951	—	1	—	950
Public equities (6)
Canadian	239	245	(6)	—	—
U.S.	2,472	2,581	(109)	—	—
International	2,334	2,334	—	—	—
Private equities (7)	735	—	(3)	—	738
Real estate (8)	519	—	—	238	281
Resource and royalties (9)	1,318	311	60	947	—
Infrastructure (10)	655	—	2	—	653
Absolute return funds (11)
Multi-strategy	1,357	—	1	—	1,356
Fixed income	76	—	4	—	72
Commodity	(1)	—	(1)	—	—
Equity	511	—	—	—	511
Global macro	858	—	—	—	858
Downside protection	12	12	—	—	—
Total investments (12)	$21,302	$5,544	$9,154	$1,185	$5,419
Investment-related liabilities (13)	(2,960)
Other (14)	93
Total plan assets	$18,435

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the tables follow on the following page.

	Fair value measurements at December 31, 2023
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$367	$117	$250	$—	$—
Bonds (2)
Canada, U.S. and supranational	38	—	38	—	—
Provinces of Canada and municipalities	5,209	—	5,209	—	—
Corporate	1,903	—	1,903	—	—
Emerging market debt (3)	352	—	352	—	—
Mortgages (4)	1	—	1	—	—
Private debt (5)	1,021	—	1	—	1,020
Public equities (6)
Canadian	181	180	1	—	—
U.S.	1,828	1,736	92	—	—
International	2,170	2,170	—	—	—
Private equities (7)	616	—	(3)	—	619
Real estate (8)	439	—	—	252	187
Resource and royalties (9)	1,272	312	45	915	—
Infrastructure (10)	660	—	14	—	646
Absolute return funds (11)
Multi-strategy	1,192	—	—	—	1,192
Fixed income	6	—	4	—	2
Equity	385	—	—	—	385
Global macro	774	—	—	—	774
Downside protection	15	13	2	—	—
Total investments (12)	$18,429	$4,528	$7,909	$1,167	$4,825
Investment-related liabilities (13)	(868)
Other (14)	(28)
Total plan assets	$17,533

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the tables follow on the following page.
Reconciliation of the fair value of investments categorized as Level 3
Fair value of investments classified as Level 3

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (8)	Resource and royalties (9)	Total
Balance at December 31, 2022	$249	$841	$1,090
Actual return relating to assets still held at the reporting date	10	81	91
Purchases	2	2	4
Disbursements	(9)	(9)	(18)
Balance at December 31, 2023	252	915	1,167
Actual return relating to assets still held at the reporting date	7	53	60
Purchases	1	69	70
Sales	(6)	—	(6)
Disbursements	(16)	(90)	(106)
Balance at December 31, 2024	$238	$947	$1,185
(1)Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)Bonds are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future net cash flows using current market yields for comparable instruments.
(3)Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.
(4)Mortgages are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future net cash flows using current market yields for comparable instruments.
(5)Private debt investments are valued based on the net asset value as reported by each fund's manager, generally based on the present value of future net cash flows using current market yields for comparable instruments. In 2024, $45 million (2023 - $47 million) of private debt investments are included as part of the specialty portfolio strategy.
(6)The fair value of public equity investments is based on quoted prices in active markets.
(7)Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis or earnings multiples. In 2024, $338 million (2023 - $273 million) of private equity investments are included as part of the specialty portfolio strategy.
(8)The fair value of real estate investments categorized as Level 3 includes immovable properties. Land is valued based on the fair value of comparable assets, and income producing properties are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of all immovable properties are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(9)Resource and royalties investments categorized as Level 1 are valued based on quoted prices in active markets. Resource and royalties participations traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2, of which $10 million in 2024 (2023 - $10 million) are included as part of the specialty portfolio strategy. Investments in resource and royalties categorized as Level 3 consist of operating resource and royalties properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil, gas or other commodity prices and future projected annual production and costs.
(10)The fair value of infrastructure investments categorized as Level 2 is based on the present value of future net cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(11)Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. In 2024, $nil (2023 - $1 million) of absolute return investments are included as part of the specialty portfolio strategy.

Footnotes to the table continue on the following page.
(12)Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. The remaining derivatives included within Other are valued at mark-to-market. Derivatives are included in the investment asset categories based on their underlying exposure. The following table presents the fair value asset/unrealized gain or liability/unrealized loss positions and notional values as at December 31, 2024 and 2023:

	Year ended December 31, 2024			Year ended December 31, 2023
	Notional value	Fair value		Notional value	Fair value
In millions		Asset/unrealized gain	Liability/unrealized loss		Asset/unrealized gain	Liability/unrealized loss
Cash and short-term investments
Foreign exchange forwards	$—	$—	$—	$20	$—	$—
Bonds
Bond forwards	51	2	(2)	1,101	162	(4)
Foreign exchange forwards	456	9	(9)	71	1	(1)
Options	482	9	(5)	118	2	(2)
Credit default swaps	288	—	(6)	99	—	(2)
Swaps	353	11	(1)	378	198	(205)
Emerging market debt
Swaps	—	—	—	19	2	—
Private debt
Foreign exchange forwards	149	1	—	101	1	—
Public equities
Foreign exchange forwards	1,879	18	(124)	1,434	75	(14)
Swaps	2,062	14	(23)	2,172	40	(9)
Private equities
Foreign exchange forwards	893	2	(5)	568	1	(4)
Real estate
Foreign exchange forwards	7	—	—	11	—	—
Resource and royalties
Commodity swaps	37	—	(6)	99	1	(16)
Infrastructure
Foreign exchange forwards	292	2	—	190	2	—
Absolute return funds
Foreign exchange forwards	1,218	5	(1)	689	4	—
Swaps	144	1	(1)	463	2	—
Options	48	12	—	36	13	—
Total derivatives included in investments	$8,359	$86	$(183)	$7,569	$504	$(257)
Other (14)
Interest rate futures	320	—	—	381	—	—
Foreign currency futures	30	—	—	—	—	—
Equity futures	166	1	—	348	1	—
Total derivatives included in plan assets	$8,875	$87	$(183)	$8,298	$505	$(257)
(13)Investment-related liabilities include securities sold under repurchase agreements. The securities sold under repurchase agreements do not meet the conditions to be removed from the assets and are therefore maintained on the books with an offsetting liability recorded to represent the financing nature of this transaction. These agreements are recorded at cost which together with accrued interest approximates fair value due to their short-term nature.
(14)Other consists of operating assets of $164 million (2023 - $143 million) and liabilities of $71 million (2023 - $171 million) required to administer the Trusts' investment assets and the plans' benefits and funding activities. Such assets and liabilities are valued at cost, except for the interest rate, foreign currency and equity futures margins in Other which are valued at mark-to-market and have not been assigned to a fair value category.
Schedule of derivative instruments included in plan assets	Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. The remaining derivatives included within Other are valued at mark-to-market. Derivatives are included in the investment asset categories based on their underlying exposure. The following table presents the fair value asset/unrealized gain or liability/unrealized loss positions and notional values as at December 31, 2024 and 2023:

	Year ended December 31, 2024			Year ended December 31, 2023
	Notional value	Fair value		Notional value	Fair value
In millions		Asset/unrealized gain	Liability/unrealized loss		Asset/unrealized gain	Liability/unrealized loss
Cash and short-term investments
Foreign exchange forwards	$—	$—	$—	$20	$—	$—
Bonds
Bond forwards	51	2	(2)	1,101	162	(4)
Foreign exchange forwards	456	9	(9)	71	1	(1)
Options	482	9	(5)	118	2	(2)
Credit default swaps	288	—	(6)	99	—	(2)
Swaps	353	11	(1)	378	198	(205)
Emerging market debt
Swaps	—	—	—	19	2	—
Private debt
Foreign exchange forwards	149	1	—	101	1	—
Public equities
Foreign exchange forwards	1,879	18	(124)	1,434	75	(14)
Swaps	2,062	14	(23)	2,172	40	(9)
Private equities
Foreign exchange forwards	893	2	(5)	568	1	(4)
Real estate
Foreign exchange forwards	7	—	—	11	—	—
Resource and royalties
Commodity swaps	37	—	(6)	99	1	(16)
Infrastructure
Foreign exchange forwards	292	2	—	190	2	—
Absolute return funds
Foreign exchange forwards	1,218	5	(1)	689	4	—
Swaps	144	1	(1)	463	2	—
Options	48	12	—	36	13	—
Total derivatives included in investments	$8,359	$86	$(183)	$7,569	$504	$(257)
Other (14)
Interest rate futures	320	—	—	381	—	—
Foreign currency futures	30	—	—	—	—	—
Equity futures	166	1	—	348	1	—
Total derivatives included in plan assets	$8,875	$87	$(183)	$8,298	$505	$(257)

Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2024	2023	2024	2023
Change in benefit obligation
Projected benefit obligation at beginning of year		$14,755	$13,909	$145	$147
Amendments		—	—	—	—
Interest cost		669	703	7	7
Actuarial loss (gain) on projected benefit obligation (1)		(319)	1,035	(2)	2
Current service cost		91	83	1	1
Plan participants' contributions		63	64	—	—
Foreign currency changes		20	(6)	3	(1)
Benefit payments, settlements and transfers		(1,035)	(1,033)	(11)	(11)
Projected benefit obligation at the end of the year (2)		$14,244	$14,755	$143	$145
Component representing future salary increases		(71)	(13)	—	—
Accumulated benefit obligation at end of year		$14,173	$14,742	$143	$145
Change in plan assets
Fair value of plan assets at beginning of year		$17,533	$16,589	$—	$—
Employer contributions		25	25	—	—
Plan participants' contributions		63	64	—	—
Foreign currency changes		15	(4)	—	—
Actual return on plan assets		1,834	1,892	—	—
Benefit payments, settlements and transfers		(1,035)	(1,033)	—	—
Fair value of plan assets at end of year (2)		$18,435	$17,533	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$4,191	$2,778	$(143)	$(145)
(1)The pensions' actuarial gain for the year ended December 31, 2024 is mostly due to changes in certain demographic-related assumptions including mortality following an experience study conducted during the year. Substantially all of the pensions’ actuarial loss for the year ended December 31, 2023 is the result of a 62 basis point decrease in the end of year discount rate.
(2)For the CN Pension Plan, as at December 31, 2024, the projected benefit obligation was $13,241 million (2023 - $13,711 million) and the fair value of plan assets was $17,642 million (2023 - $16,762 million). The measurement date of all plans is December 31.

Amounts recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	As at December 31,	2024	2023	2024	2023
Noncurrent assets - Pension asset		$4,541	$3,140	$—	$—
Current liabilities (Note 14)		—	—	(10)	(12)
Noncurrent liabilities - Pension and other postretirement benefits		(350)	(362)	(133)	(133)
Total amount recognized		$4,191	$2,778	$(143)	$(145)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 20)

		Pensions		Other postretirement benefits
In millions	As at December 31,	2024	2023	2024	2023
Net actuarial gain (loss)		$(2,019)	$(3,052)	$26	$30
Prior service credit (cost)		$—	$—	$15	$19

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	As at December 31,	2024	2023
Accumulated benefit obligation (1)		$456	$562
Fair value of plan assets (1)		$106	$203
(1)    All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	As at December 31,	2024	2023
Projected benefit obligation		$456	$565
Fair value of plan assets		$106	$203

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2024	2023	2022	2024	2023	2022
Current service cost		$91	$83	$157	$1	$1	$2
Other components of net periodic benefit cost (income)
Interest cost		669	703	468	7	7	5
Settlement loss		—	—	1	—	—	—
Expected return on plan assets		(1,182)	(1,186)	(1,132)	—	—	—
Amortization of prior service cost (credit)		—	—	—	(4)	(3)	(2)
Amortization of net actuarial loss (gain)		62	7	166	(6)	(7)	(4)
Total Other components of net periodic benefit cost (income)		$(451)	$(476)	$(497)	$(3)	$(3)	$(1)
Net periodic benefit cost (income)		$(360)	$(393)	$(340)	$(2)	$(2)	$1

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
As at December 31,	2024	2023	2022	2024	2023	2022
To determine projected benefit obligation
Discount rate (1)	4.65%	4.64%	5.26%	4.85%	4.71%	5.23%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	4.62%	5.25%	3.40%	4.73%	5.17%	3.43%
Rate to determine interest cost (3)	4.61%	5.21%	2.67%	4.68%	5.23%	2.74%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	7.30%	7.60%	7.00%	N/A	N/A	N/A
(1)    The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)    The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)    The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity.
(4)    The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2024, the Company used a long-term rate of return assumption of 7.30% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets whereby realized and unrealized gains/losses and appreciation/depreciation in the value of investments are recognized over a period of five years, while investment income is recognized immediately. The market-related value is also subject to a corridor approach to not exceed 110% or be less than 90% of the fair value and any amount causing the market-related value to be outside the 10% corridor is recognized immediately in the market-related value of assets. In 2025, the Company will decrease the expected long-term rate of return on plan assets by 20 basis points to 7.10% to reflect management's current view of long-term investment returns.

Estimated future benefit payments	Expected future benefit payments

In millions	Pensions	Other postretirement benefits
2025	$1,044	$11
2026	$1,035	$11
2027	$1,024	$11
2028	$1,010	$10
2029	$997	$10
Years 2030 to 2033	$4,768	$48